UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2021 to October 18, 2021

Commission File Number of issuing entity:  333-207361-08

Central Index Key Number of issuing entity:  0001732963

CSAIL 2018-CX11 Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207361

Central Index Key Number of depositor:  0001654060

Credit Suisse Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC)
(Exact name of sponsor as specified in its charter)

Julia C. Powell (212) 538-1807
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4059991
38-4059992
38-7196269
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the registrant’s Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on October 27, 2021 (SEC Accession No. 0001056404-21-012992) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D to reflect loan-level information with respect to certain mortgage loans contained in a corrected CREFC Loan Periodic Update File the Certificate Administrator received from the Master Servicer. The Monthly Distribution Report filed with the Original 10-D is replaced and superseded in its entirety with the corrected Monthly Distribution Report attached to this Form 10-D/A as Exhibit 99.1. In addition, the ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 27, 2021 under Commission File No. 333-207361-08 (the "Original Form ABS-EE")) was also revised to reflect the information contained in the corrected CREFC Loan Periodic Update File. The corrected information does not change the amount distributed to any Class of Certificates.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2021 a distribution was made to holders of the certificates issued by CSAIL 2018-CX11 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the CSAIL 2018-CX11 Commercial Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 18, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	2.84%	0	N/A

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSAIL 2018-CX11 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from September 18, 2021 to October 18, 2021.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2021. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2021. The CIK number of Column is 0001628601.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2021. The Central Index Key number for NREC is 0001542256.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 8, 2021. The CIK number of Argentic is 0001624053.

Barclays Bank PLC  ("Barclays"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 12, 2021. The CIK number of Barclays is 0000312070.

BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 8, 2021. The CIK number of BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC) is 0001722518.

Item 1A. Asset-Level Information.

Amended ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on December 29, 2021 under Commission File No. 333-207361-08 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the Original Form ABS-EE and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for CSAIL 2018-CX11 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2021	$630,292.61
Current Distribution Date	10/18/2021	$1,640,233.76

REO Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSAIL 2018-CX11 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2021	$5,937.87
Current Distribution Date	10/18/2021	$5,742.49

Interest Reserve Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by CSAIL 2018-CX11 Commercial Mortgage Trust, relating to the October 18, 2021 distribution.

(102) Amended ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on December 29, 2021 under Commission File No. 333-207361-08  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the Original Form ABS-EE and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.
(Depositor)

/s/ Julia C. Powell
Julia C. Powell, President and CEO

Date: December 29, 2021